Supplement to the
Fidelity® Institutional Money Market Funds - Class I
May 24, 2003
As Revised July 1, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information replaces similar information found under the heading "Principal Investment Strategies" in the "Investment Details" section for Tax-Exempt Portfolio on page 15.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR may invest the fund's assets in municipal money market securities by investing in other funds. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

The following information supplements the information found in the "Buying Shares" section beginning on page 19.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

IMMI-04-01 February 3, 2004
1.480138.110

The following information supplements the information found in the "Selling Shares" section beginning on page 21.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Exchanging Shares" section on page 22.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 22.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Institutional Money Market Funds - Class II
May 24, 2003
As Revised July 1, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information replaces similar information found under the heading "Principal Investment Strategies" in the "Investment Details" section for Tax-Exempt Portfolio on page 15.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR may invest the fund's assets in municipal money market securities by investing in other funds. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

The following information supplements the information found in the "Buying Shares" section beginning on page 18.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

IMMII-04-01 February 3, 2004
1.480139.109

The following information supplements the information found in the "Selling Shares" section beginning on page 20.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Exchanging Shares" section on page 21.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 21.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Institutional Money Market Funds - Class III
May 24, 2003
As Revised July 1, 2003 Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information replaces similar information found under the heading "Principal Investment Strategies" in the "Investment Details" section for Tax-Exempt Portfolio on page 15.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR may invest the fund's assets in municipal money market securities by investing in other funds. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

The following information supplements the information found in the "Buying Shares" section beginning on page 19.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

IMMIII-04-01 February 3, 2004
1.480140.109

The following information supplements the information found in the "Selling Shares" section beginning on page 21.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Exchanging Shares" section on page 22.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 22.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Institutional Money Market Funds - Select Class
May 24, 2003
As Revised July 1, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information replaces similar information found under the heading "Principal Investment Strategies" in the "Investment Details" section for Tax-Exempt Portfolio on page 16.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR may invest the fund's assets in municipal money market securities by investing in other funds. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

The following information supplements the information found in the "Buying Shares" section beginning on page 20.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

IMMSC-04-01 February 3, 2004
1.778424.102

The following information supplements the information found in the "Selling Shares" section beginning on page 22.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Exchanging Shares" section on page 23.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 23.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.